ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 221	$ 271
Accounts payable	67	117
Current interest payable	84	64
Deferred consideration	30	35
LP unitholders' distributions, preferred limited partnership unit distributions and preferred dividends payable	31	29
Other	21	26
Total accounts payable and accrued liabilities	$ 454	$ 542